Credit Losses (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Credit Loss [Abstract]
Reinsurance Recoverable, Allowance for Credit Loss, Beginning Balance	$ 3.7
Reinsurance Recoverable, Allowance for Credit Loss, Period Increase (Decrease)	0.1
Reinsurance Recoverable, Allowance for Credit Loss, Ending Balance	3.8
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	23.0
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)	11.0
Accounts Receivable, Allowance for Credit Loss, Ending Balance	34.0
Available-for-sale Investments, Allowance for Credit Loss, Beginning Balance	0.6
Available-for-sale investment, allowance for credit loss, increase (decrease)	(0.4)
Available-for-sale Investments, Allowance for Credit Loss, Current	$ 0.2